LOANS PRINCIPAL, INTEREST AND FINANCING SERVICE FEE RECEIVABLES (Details 3) - CNY (¥)	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Unpaid principal balance	¥ 417,625,050	¥ 299,550,322
Recorded investment, Impaired loans	415,938,138	294,146,332
Recorded investment, Impaired loans with related allowance for credit losses	358,477,762	242,037,110
Recorded investment, Impaired loans without related allowance for credit losses	57,460,376	52,109,222
Related allowance for credit losses	¥ 157,157,377	¥ 98,736,342